Distributions Made and Proposed - Cash Dividends on Ordinary Shares Declared and Paid (Parenthetical) (Detail) - ¥ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Final dividend declared at every December 31 [member]
Disclosure of classes of share capital [line items]
Cash dividends on ordinary shares paid, per share		¥ 15	¥ 10
Interim dividend [member]
Disclosure of classes of share capital [line items]
Cash dividends on ordinary shares paid, per share	¥ 15	¥ 20